Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating costs	$ 728,052	$ 545,678
Loss from operations	(728,052)	(545,678)
Other income:
Interest income - bank		836
Interest income	1,472	559,404
Change in fair value of warrants liabilities	111,541	10,740
Total other income	113,013	570,980
Net (loss) income	$ (615,039)	$ 25,302
Redeemable Ordinary Shares
Other income:
Basic and diluted weighted average shares outstanding (in Shares)	1,320,217	4,551,951
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.5)	$ (0.28)
Non-redeemable Ordinary Shares
Other income:
Basic and diluted weighted average shares outstanding (in Shares)	3,201,758	3,201,758
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.5)	$ (0.28)